Segment	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting

Note 15. Segment

WhiteHawk’s chief operating decision maker (“CODM”) is the Chief Executive Officer (“CEO”). The CEO manages the business as a whole and assesses financial performance as a single enterprise and not on an area-by-area basis. Therefore, the Company identified one reportable segment: natural gas & oil minerals. The natural gas and oil minerals segment acquires, owns and manages high-quality mineral and royalty interests across premium basins in the United States and leases its mineral interests to E&P operators. These leases permit E&P operators to explore for and produce oil, natural gas and natural gas liquids from WhiteHawk’s properties and entitle the Company to receive a percentage of the proceeds from the sales of these commodities. The accounting policies of the oil & natural gas minerals segment are the same as those described in the summary of significant accounting policies. The CODM uses net income from operations generated from segment assets in deciding whether to reinvest profits into the oil & natural gas minerals segment or into other parts of the entity, pay dividends to holders of our common and preferred stock, or make payments on our outstanding debt. The CODM assesses performance of the oil & natural gas minerals segment and decides how to allocate resources based on net income and net income from operations that is reported on the consolidated statements of operations. The measure of segment assets is reported on the consolidated balance sheets as total assets. The CODM evaluates significant expenses and assets based off the consolidated financial statements and does not further disaggregate expenses or assets in deciding how to allocate resources and assess performance. Since the Company operates as a single reporting segment, all required segment reporting disclosures can be found in the consolidated financial statements.

Note 15—Segment

WhiteHawk’s chief operating decision maker (“CODM”) is the Chief Executive Officer (“CEO”). The CEO manages the business as a whole and assesses financial performance as a single enterprise and not on an area-by-area basis. Therefore, the Company identified one reportable segment: natural gas & oil minerals. The natural gas and oil minerals segment acquires, owns and manages high-quality mineral and royalty interests across premium basins in the United States and leases its mineral interests to E&P operators. These leases permit E&P operators to explore for and produce oil, natural gas and natural gas liquids from WhiteHawk’s properties and entitle the Company to receive a percentage of the proceeds from the sales of these commodities. The accounting policies of the oil & natural gas minerals segment are the same as those described in the summary of significant accounting policies. The CODM uses net income from operations generated from segment assets in deciding whether to reinvest profits into the oil &

natural gas minerals segment or into other parts of the entity, pay dividends to holders of our common and preferred stock, or make payments on our outstanding debt. The CODM assesses performance of the oil & natural gas minerals segment and decides how to allocate resources based on net income and net income from operations that is reported on the consolidated statements of operations. The measure of segment assets is reported on the consolidated balance sheets as total assets. The CODM evaluates significant expenses and assets based off the consolidated financial statements and does not further disaggregate expenses or assets in deciding how to allocate resources and assess performance. Since the Company operates as a single reporting segment, all required segment reporting disclosures can be found in the consolidated financial statements.